Summary of Significant Accounting Policies - Schedule of Fair Value of Assets and Liabilities that Measured on Recurring Basis (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Fair Value of Assets and Liabilities that Measured on Recurring Basis [Line Items]
Intangible Digital Assets	$ 455,648,074
Level 1 [Member]
Schedule of Fair Value of Assets and Liabilities that Measured on Recurring Basis [Line Items]
Intangible Digital Assets	455,648,074
Level 2 [Member]
Schedule of Fair Value of Assets and Liabilities that Measured on Recurring Basis [Line Items]
Intangible Digital Assets
Level 3 [Member]
Schedule of Fair Value of Assets and Liabilities that Measured on Recurring Basis [Line Items]
Intangible Digital Assets